SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Recently issued accounting pronouncements (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Recently issued accounting pronouncements
Debt		$ 2,257,222	$ 2,116,504
Accounting Standards Update 2020-04 [Member] | Forecast
Recently issued accounting pronouncements
Debt	$ 185,326
Accounting Standards Update 2020-04 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Recently issued accounting pronouncements
Debt		$ 208,621